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PACE® International Emerging Markets Equity Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

Prospectus Supplement | September 11, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

• PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Large Co Growth Equity Investments and PACE International Emerging Markets Equity Investments (each, a "fund"), each, a series of PACE Select Advisors Trust ("Trust").

First, at the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust approved a change in PACE Large Co Growth Equity Investments' "80% policy," such that the fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies, which may be represented by derivatives such as swap agreements or futures contracts and investments in securities of other investment companies that invest primarily in equity securities of large capitalization companies. Currently, the Prospectuses and SAI state that, under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. The change to the 80% policy is being made to clarify that investments in derivatives and other investment companies that provide exposure to equity securities issued by large capitalization companies will be counted for purposes of the fund's 80% policy. This change is expected to become effective on or about November 10, 2020.

Second, this supplement updates certain information regarding the portfolio management team for LMCG Investments, LLC ("LMCG"), a subadvisor to PACE International Emerging Markets Equity Investments. Effective as of September 3, 2020, Shannon Ericson ceased to be a portfolio manager for the portion of the fund's assets managed by LMCG.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
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II. PACE International Emerging Markets Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Portfolio management team" beginning on page 60 of the Multi-Class Prospectus and page 62 of the Class P Prospectus is revised by replacing the fourth bullet point of that section with the following:

• LMCG—Gordon Johnson, Managing Director, Global Equities, has been a portfolio manager of the fund since 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.